CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of liabilities arising from financing activities:
Beginning period	S/ 6,192,699	S/ 6,316,488	S/ 6,716,595
Received	2,284,200	284,944	0
Paid	(175,521)	(405,860)	(276,283)
Exchange difference	52,495	(159,195)	(268,075)
Others	67,656	156,322	144,251
Ending Period	8,421,529	6,192,699	6,316,488
Subordinated Bonds [Member]
Reconciliation of liabilities arising from financing activities:
Beginning period	5,680,120	5,738,414	6,061,301
Received	2,284,200	284,944	0
Paid	0	(222,900)	(94,700)
Exchange difference	48,509	(150,568)	(253,293)
Others	3,883	30,230	25,106
Ending Period	8,016,712	5,680,120	5,738,414
Lease Liabilities [Member]
Reconciliation of liabilities arising from financing activities:
Beginning period	512,579	578,074	655,294
Received	0	0	0
Paid	(175,521)	(182,960)	(181,583)
Exchange difference	3,986	(8,627)	(14,782)
Others	63,773	126,092	119,145
Ending Period	S/ 404,817	S/ 512,579	S/ 578,074